Regulatory matters - Regulatory Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 1,327,683	$ 1,271,501
Less: current regulatory assets	(142,970)	(190,393)
Non-current regulatory assets	1,184,713	1,081,108
Total regulatory liabilities	734,296	628,182
Less: current regulatory liabilities	(99,850)	(69,865)
Non-current regulatory liabilities	634,446	558,317
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	290,121	312,671
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	185,786	191,173
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	104,636	68,085
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	42,850	24,991
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory liabilities	12,730	11,572
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory liabilities	2,078	343
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	96,095	19,347
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory assets	326,418	388,294
Retired generating plant
Regulatory Liabilities [Line Items]
Total regulatory assets	183,732	174,609
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory assets	192,880	136,198
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory assets	101,939	97,414
Deferred capitalized costs
Regulatory Liabilities [Line Items]
Total regulatory assets	124,517	90,121
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory assets	68,822	80,736
Environmental costs
Regulatory Liabilities [Line Items]
Total regulatory assets	66,779	70,529
Wildfire mitigation and vegetation management
Regulatory Liabilities [Line Items]
Total regulatory assets	64,146	66,156
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory assets	37,214	28,145
Asset retirement obligation
Regulatory Liabilities [Line Items]
Total regulatory assets	26,620	27,172
Debt premium
Regulatory Liabilities [Line Items]
Total regulatory assets	18,995	24,888
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory assets	11,084	11,084
Rate review costs
Regulatory Liabilities [Line Items]
Total regulatory assets	8,815	9,481
Long-term maintenance contract
Regulatory Liabilities [Line Items]
Total regulatory assets	4,932	6,504
Other
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 90,790	$ 60,170